S000054184 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	115 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Universal Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.58%	0.06%	2.05%
Bloomberg MSCI US High Yield Choice ESG Screened Index (Spliced) (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	9.08%	3.77%	5.50%
iShares ESG Advanced High Yield Corporate Bond ETF
Prospectus [Line Items]
Average Annual Return, Percent		8.81%	3.65%	5.26%
Performance Inception Date				Jun. 14, 2016
iShares ESG Advanced High Yield Corporate Bond ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		6.08%	1.27%	2.85%
iShares ESG Advanced High Yield Corporate Bond ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		5.16%	1.71%	2.96%

[1]	The Bloomberg MSCI US High Yield Choice ESG Screened Index (Spliced) reflects the performance of the Markit iBoxx USD Liquid High Yield ex-Oil and Gas Index through September 14, 2020 and the Bloomberg MSCI US High Yield Choice ESG Screened Index thereafter, which reflect the times when each index was the Underlying Index of the Fund.